Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary Of The Disaggregation Of The Group's Revenue From Contracts With Customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers.

(in €‘000)	2023	2022	2021
Type of goods or service
Charging sessions	103,265	65,347	26,108
Service revenue from the sale of charging equipment	10,303	33,585	37,253
Service revenue from installation services	20,391	28,630	19,516
Service revenue from operation and maintenance of charging equipment	5,399	3,230	3,414
Service revenue from consulting services	6,095	3,108	—
Total revenue from external customers	145,453	133,900	86,291
Timing of revenue recognition
Services transferred over time	32,337	34,968	22,930
Goods and services transferred at a point in time	113,116	98,932	63,361
Total revenue from external customers	145,453	133,900	86,291

Summary Of The Assets And Liabilities Related To Contracts With Customers
The Group has recognized the following liabilities related to contracts with customers:

(in €‘000)	December 31, 2023	December 31, 2022
Assets
Current contract assets	—	1,512
Loss allowance	—	—
Total contract assets	—	1,512
Liabilities
Current contract liabilities	9,823	7,917
Non-current contract liabilities	180	2,442
Total contract liabilities	10,003	10,359

Summary Of The Revenue Recognized That Relates To Carried-forward Contract Liabilities
The following table shows how much revenue the Group recognized that relates to carried-forward contract liabilities.

(in €‘000)	2023	2022	2021
Revenue recognized that was included in the contract liability balance at the beginning of the period	7,453	21,192	7,280

Summary Of The Transaction Price Allocated To The Remaining Performance Obligations
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting date is, as follows:

(in €‘000)	2023	2022
Within one year	14,062	24,791
More than one year	4,391	7,909
Total	18,453	32,700